Condensed Consolidated Statements of Operations (Parenthetical) - Common Class B [Member] - Subsidiaries [Member] - shares	Jan. 18, 2021	Jan. 18, 2021	Feb. 25, 2021
Number of shares forfeited during the period		900,000
Over-Allotment Option [Member]
Number of shares forfeited during the period	900,000	900,000
Sponsor [Member] | Subsequent Event [Member]
Temporary equity shares outstanding			6,900,000